other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
other long-term liabilities
Contract liabilities	$ 147	$ 112
Other	2	2
Deferred revenues	149	114
Pension benefit liabilities	441	447
Other post-employment benefit liabilities	92	86
Derivative liabilities	196	118
Deferred capital expenditure government grants	66	49
Investment in real estate joint venture		4
Other	48	48
Subtotal	992	866
Deferred customer activation and connection fees	3	3
Other long-term liabilities	$ 995	$ 869